UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Artisan Developing World Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 94.3%

Brazil - 8.4%
B3 SA - Brasil Bolsa Balcao *(1)	5,964	$41,198
BK Brasil Operacao e Assessoria a Restaurantes SA *(1)	2,559	13,697
Lojas Renner SA (1)	1,414	15,523
Magazine Luiza SA (1)	334	15,568
Raia Drogasil SA *(1)	3,039	44,741
Rumo SA *(1)	3,798	16,613
StoneCo Ltd., Class A *	651	12,006

		159,346

China - 31.6%
Alibaba Group Holding Ltd., ADR *	658	90,130
Baidu, Inc., ADR *	385	61,032
China Literature Ltd. *	4,096	18,988
Foshan Haitian Flavouring & Food Co. Ltd., Class A (1)	1,953	19,548
Hangzhou Hikvision Digital Technology Co. Ltd., Class A (1)	15,065	56,922
Han’s Laser Technology Industry Group Co. Ltd., Class A (1)	4,863	21,627
Huazhu Group Ltd., ADR	1,580	45,235
Kweichow Moutai Co. Ltd., Class A (1)	1,078	92,528
Shanghai International Airport Co. Ltd., Class A (1)	2,610	19,384
TAL Education Group, ADR *	3,346	89,277
Tencent Holdings Ltd.	2,147	86,078

		600,749

France - 4.2%
LVMH Moet Hennessy Louis Vuitton SE	268	79,328

Hong Kong - 7.6%
AIA Group Ltd.	10,384	86,199
Galaxy Entertainment Group Ltd.	9,165	58,287

		144,486

India - 12.1%
Eicher Motors Ltd.	170	56,443
HDFC Bank Ltd., ADR	741	76,810
ICICI Bank Ltd., ADR	1,648	16,960
ICICI Bank Ltd.	3,354	17,301
PVR Ltd.	716	16,450
Titan Co. Ltd.	3,387	45,171

		229,135

Mexico - 1.8%
Banco del Bajio SA	7,544	14,679
Wal-Mart de Mexico SAB de CV	7,549	19,198

		33,877

Netherlands - 6.8%
ASML Holding NV, NYRS	554	86,188
Unilever NV, CVA	791	43,001

		129,189

Peru - 2.0%
Credicorp Ltd.	176	39,045

Philippines - 1.1%
Puregold Price Club, Inc. *(1)	26,425	21,607

Poland - 0.9%
Dino Polska SA *(1)	640	16,356

Russia - 3.4%
Sberbank of Russia PJSC, ADR	1,963	21,519
Yandex NV, Class A *	1,612	44,098

		65,617

Thailand - 2.3%
CP ALL PCL (1)	20,599	43,335

United Kingdom - 2.1%
Diageo plc	1,136	40,464

United States - 10.0%
MercadoLibre, Inc. *	301	88,209
Starbucks Corp.	218	14,030
Visa, Inc., Class A	663	87,430

		189,669

TOTAL COMMON STOCKS (COST $1,633,339)		1,792,203

SHORT-TERM INVESTMENTS - 3.8%

INVESTMENT COMPANIES - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	24,302	24,302
Federated Treasury Obligations Fund - Institutional Class, 2.53%	23,588	23,588
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	23,587	23,587

TOTAL SHORT-TERM INVESTMENTS (COST $71,477)		71,477

Total Investments - 98.1% (Cost $1,704,816)		1,863,680

Other Assets Less Liabilities - 1.9%		36,090

Total Net Assets - 100.0% (2)		$1,899,770

Artisan Developing World Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $438,647, or 23.1% of total net assets.

(2)	Percentages for the various classifications relate to total net assets.

Abbreviation

ADR     American Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$226,647	12.2%
Consumer Discretionary	610,896	32.8
Consumer Staples	340,779	18.3
Financials	313,711	16.8
Industrials	57,624	3.1
Information Technology	242,546	13.0
Short-Term Investments	71,477	3.8

Total Investments	$1,863,680	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Brazilian real	$147,340	7.8%
British pound	40,464	2.2
Chinese yuan renminbi offshore	210,009	11.3
Euro	122,329	6.6
Hong Kong dollar	249,552	13.4
Indian rupee	135,365	7.3
Mexican peso	33,877	1.8
Philippine peso	21,607	1.2
Polish zloty	16,356	0.9
Thai baht	43,335	2.3
U.S. dollar	843,446	45.2

Total Investments	$1,863,680	100.0%

See Notes to Form N-Q.

Artisan Emerging Markets Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 97.4%

Argentina - 1.7%
Grupo Financiero Galicia SA, ADR	14	$399
Pampa Energia SA, ADR *	14	445

		844

Brazil - 8.5%
Anima Holding SA (1)	68	297
Cia Energetica de Minas Gerais (Preference) (1)	166	601
CVC Brasil Operadora e Agencia de Viagens SA (1)	21	338
Itau Unibanco Holding SA (Preference) (1)	114	1,052
Linx SA (1)	56	472
Petroleo Brasileiro SA *(1)	96	623
Vale SA (1)	68	900

		4,283

Chile - 1.8%
Empresa Nacional de Telecomunicaciones SA (1)	57	440
SACI Falabella (1)	65	476

		916

China - 19.8%
Alibaba Group Holding Ltd., ADR *	18	2,493
Baidu, Inc., ADR *	5	757
China High Precision Automation Group Ltd. *(1)(2)(3)	9,066	—
China Life Insurance Co. Ltd., Class H	282	599
China Petroleum & Chemical Corp., Class H	999	714
China Traditional Chinese Medicine Holdings Co. Ltd.	1,374	800
Ctrip.com International Ltd., ADR *	14	369
Digital China Holdings Ltd. *	1,049	485
Noah Holdings Ltd., ADR *	21	917
Sino Biopharmaceutical Ltd.	1,080	711
Sinopharm Group Co. Ltd., Class H	185	775
Tencent Music Entertainment Group, ADR *	13	172
Zhuzhou CRRC Times Electric Co. Ltd., Class H	226	1,252

		10,044

Colombia - 0.7%
Banco Davivienda SA (Preference) (1)	39	367

Czech Republic - 0.9%
Moneta Money Bank A/S (1)	146	473

Greece - 1.8%
Alpha Bank AE *	197	248
JUMBO SA	44	648

		896

Hong Kong - 1.6%
AIA Group Ltd.	96	799

India - 9.5%
Godrej Consumer Products Ltd.	38	438
Havells India Ltd.	51	509
ICICI Bank Ltd.	211	1,091
Kajaria Ceramics Ltd.	90	635
Phoenix Mills Ltd. (The)	43	349
Reliance Industries Ltd.	84	1,345
Westlife Development Ltd. *	83	459

		4,826

Indonesia - 4.8%
Astra International Tbk. PT (1)	1,074	618
Bank Rakyat Indonesia Persero Tbk. PT (1)	2,433	621
Indofood CBP Sukses Makmur Tbk. PT (1)	816	593
Telekomunikasi Indonesia Persero Tbk. PT (1)	2,245	586

		2,418

Malaysia - 0.7%
AirAsia Group Bhd.	477	343

Mexico - 0.9%
Cemex SAB de CV *	985	476

Nigeria - 0.2%
Ecobank Transnational, Inc. *	2,448	94

Peru - 1.7%
Credicorp Ltd.	2	516
Grana y Montero SAA, ADR *	111	346

		862

Poland - 0.7%
PLAY Communications SA (1)	67	374

Russia - 7.6%
Lukoil PJSC, ADR	13	929
MMC Norilsk Nickel PJSC, ADR	39	740
Polyus PJSC, GDR	21	825
Sberbank of Russia PJSC (Preference) (1)	415	989
Yandex NV, Class A *	13	363

		3,846

South Africa - 5.0%
FirstRand Ltd.	117	534
Foschini Group Ltd. (The)	59	685
Naspers Ltd., Class N	6	1,290

		2,509

South Korea - 12.5%
Kia Motors Corp. *(1)	18	545

Artisan Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

LG Chem Ltd. *(1)	2		590
Medy-Tox, Inc. (1)	1		710
Samsung Biologics Co. Ltd. *(1)	2		719
Samsung Electronics Co. Ltd. (1)	89		3,082
Shinhan Financial Group Co. Ltd. (1)	20		714

			6,360

Taiwan - 10.3%
E Ink Holdings, Inc. (1)	790		766
MediaTek, Inc. (1)	84		618
Sunny Friend Environmental Technology Co. Ltd. (1)	134		882
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	405		2,937

			5,203

Thailand - 0.8%
Bangkok Bank PCL, NVDR (1)	69		429

Turkey - 1.0%
Turkiye Sinai Kalkinma Bankasi A/S	3,425		524

United Arab Emirates - 0.9%
Emaar Development PJSC	367		441

United Kingdom - 1.9%
Georgia Healthcare Group plc *	120		312
Global Ports Holding plc	127		641

			953

United States - 1.6%
Copa Holdings SA (Non-Voting), Class A	5		399
iQIYI, Inc., ADR *	19		281
MercadoLibre, Inc. *	—	(4)	129

			809

Vietnam - 0.5%
Vietnam Technological & Commercial Joint Stock Bank *(1)	230		256

TOTAL COMMON STOCKS (COST $47,104)			49,345

SHORT-TERM INVESTMENTS - 1.3%

INVESTMENT COMPANIES - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	224		224
Federated Treasury Obligations Fund - Institutional Class, 2.53%	218		218
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	218		218

TOTAL SHORT-TERM INVESTMENTS (COST $660)			660

Total Investments - 98.7% (Cost $47,764)			50,005

Other Assets Less Liabilities - 1.3%			674

Total Net Assets - 100.0% (5)			$50,679

Artisan Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $22,068, or 43.5% of total net assets.

(2)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $0, or 0.0% of total net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Amount less than one thousand.
(5)	Percentages for the various classifications relate to total net assets.

Abbreviations

ADR	American Depositary Receipt, voting rights may vary.
GDR	Global Depositary Receipt, voting rights may vary.
NVDR	Non-Voting Depositary Receipt, voting rights may vary.
Preference	A special type of equity investment that shares in the earnings of the company, voting rights may vary, and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$4,262	8.5%
Consumer Discretionary	7,057	14.1
Consumer Staples	1,343	2.7
Energy	3,611	7.2
Financials	10,624	21.2
Health Care	3,716	7.5
Industrials	5,006	10.0
Information Technology	8,360	16.7
Materials	3,530	7.1
Real Estate	790	1.6
Utilities	1,046	2.1
Short-Term Investments	660	1.3

Total Investments	$50,005	100.0%

Artisan Emerging Markets Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

TRADING CURRENCIES

	Value	Percentage of Total Investments
Brazilian real	$4,283	8.6%
British pound	953	1.9
Chilean peso	916	1.8
Colombian peso	367	0.7
Czech koruna	473	0.9
Euro	896	1.8
Hong Kong dollar	6,135	12.3
Indian rupee	4,826	9.7
Indonesian rupiah	2,418	4.8
Korean won	6,360	12.7
Malaysian ringgit	343	0.7
Mexican peso	476	1.0
New Taiwan dollar	5,203	10.4
Nigerian naira	94	0.2
Polish zloty	374	0.8
South African rand	2,509	5.0
Thai baht	429	0.9
Turkish lira	524	1.0
U.S. dollar	11,729	23.4
UAE dirham	441	0.9
Vietnamese dong	256	0.5

Total Investments	$50,005	100.0%

See Notes to Form N-Q.

Artisan Global Discovery Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 94.8%

Australia - 1.9%
Treasury Wine Estates Ltd.	116	$1,208

Brazil - 2.2%
Notre Dame Intermedica Participacoes SA *(1)	145	1,094
Pagseguro Digital Ltd., Class A *	17	323

		1,417

Canada - 1.3%
Canada Goose Holdings, Inc. *	19	827

Denmark - 2.0%
Genmab A/S *(1)	8	1,267

France - 3.4%
Eurofins Scientific SE	1	439
Orpea	6	599
Vivendi SA	47	1,156

		2,194

Germany - 3.5%
Puma SE (1)	2	829
Sartorius AG (Preference) (1)	5	626
Varta AG *(1)	28	808

		2,263

Hong Kong - 3.5%
Techtronic Industries Co. Ltd.	419	2,226

India - 3.0%
Eicher Motors Ltd.	1	421
HDFC Bank Ltd., ADR	14	1,500

		1,921

Japan - 1.7%
Nintendo Co. Ltd. (1)	4	1,110

Netherlands - 6.2%
ASML Holding NV	9	1,346
IMCD NV	30	1,942
Takeaway.com NV *	11	710

		3,998

Spain - 1.7%
Amadeus IT Group SA	16	1,104

Switzerland - 0.5%
Lonza Group AG (Registered) *(1)	1	323

United Kingdom - 5.0%
B&M European Value Retail SA	277	993
Burberry Group plc	29	639
Fevertree Drinks plc	26	740
Halma plc	19	335
London Stock Exchange Group plc	10	511

		3,218

United States - 58.9%
Alexion Pharmaceuticals, Inc. *	9	910
Atlassian Corp. plc, Class A *	8	735
Boston Scientific Corp. *	67	2,352
BWX Technologies, Inc.	36	1,369
Cintas Corp.	5	890
Cision Ltd. *	40	474
Cognex Corp.	9	354
Coherent, Inc. *	3	274
Cree, Inc. *	30	1,273
Diamondback Energy, Inc.	9	824
First Republic Bank	21	1,809
FLIR Systems, Inc.	25	1,109
Fortive Corp.	7	484
Gardner Denver Holdings, Inc. *	60	1,230
Global Payments, Inc.	30	3,069
Guidewire Software, Inc. *	25	2,019
IHS Markit Ltd. *	40	1,930
New York Times Co. (The), Class A	40	881
Novanta, Inc. *	14	902
Progressive Corp. (The)	30	1,788
Tableau Software, Inc., Class A *	14	1,657
Take-Two Interactive Software, Inc. *	8	844
TD Ameritrade Holding Corp.	19	938
Teledyne Technologies, Inc. *	17	3,572
Veeva Systems, Inc., Class A *	19	1,687
Visteon Corp. *	9	527
Wabtec Corp.	7	518
Webster Financial Corp.	38	1,887
WellCare Health Plans, Inc. *	2	549
Zynga, Inc., Class A *	241	948

		37,803

TOTAL COMMON STOCKS (COST $65,766)		60,879

SHORT-TERM INVESTMENTS - 6.6%

INVESTMENT COMPANIES - 6.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	1,452	1,452
Federated Treasury Obligations Fund - Institutional Class, 2.53%	1,410	1,410
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	1,410	1,410

TOTAL SHORT-TERM INVESTMENTS (COST $4,272)		4,272

Total Investments - 101.4% (Cost $70,038)		65,151

Other Assets Less Liabilities - (1.4)%		(896)

Total Net Assets - 100.0% (2)		$64,255

Artisan Global Discovery Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $6,057, or 9.4% of total net assets.

(2)	Percentages for the various classifications relate to total net assets.

Abbreviation

ADR	American Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$4,940	7.6%
Consumer Discretionary	7,172	11.0
Consumer Staples	1,948	3.0
Energy	824	1.2
Financials	8,434	12.9
Health Care	9,847	15.1
Industrials	12,741	19.6
Information Technology	14,973	23.0
Short-Term Investments	4,272	6.6

Total Investments	$65,151	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Australian dollar	$1,208	1.9%
Brazilian real	1,094	1.7
British pound	3,218	4.9
Danish krone	1,267	1.9
Euro	9,559	14.7
Hong Kong dollar	2,226	3.4
Indian rupee	421	0.6
Japanese yen	1,110	1.7
Swiss franc	323	0.5
U.S. dollar	44,725	68.7

Total Investments	$65,151	100.0%

See Notes to Form N-Q.

Artisan Global Equity Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 98.2%

Belgium - 1.4%
Anheuser-Busch InBev SA	46	$3,030

Brazil - 3.5%
Petroleo Brasileiro SA, ADR *	314	4,090
Petroleo Brasileiro SA (Preference) *(1)	656	3,806

		7,896

Canada - 1.0%
CAE, Inc.	111	2,036
Fortis, Inc.	7	220

		2,256

China - 0.3%
Kweichow Moutai Co. Ltd., Class A (1)	8	730

Denmark - 1.9%
Genmab A/S *(1)	26	4,308

Finland - 1.2%
Fortum OYJ (1)	121	2,659

France - 9.9%
Air Liquide SA	45	5,652
Airbus SE	56	5,420
BNP Paribas SA	67	3,028
Danone SA	51	3,594
Ipsen SA	12	1,493
Safran SA	12	1,406
Vinci SA	21	1,735

		22,328

Germany - 9.1%
Adidas AG (1)	3	664
Deutsche Boerse AG (1)	81	9,707
Wirecard AG (1)	66	10,098

		20,469

Hong Kong - 1.4%
AIA Group Ltd.	299	2,478
Wynn Macau Ltd.	258	562

		3,040

India - 2.8%
Housing Development Finance Corp. Ltd.	192	5,418
ICICI Securities Ltd.	245	913

		6,331

Italy - 2.2%
Davide Campari-Milano SpA (Non-Voting) (1)	322	2,726
Intesa Sanpaolo SpA (1)	1,037	2,299

		5,025

Japan - 2.7%
Calbee, Inc. (1)	51	1,603
GMO Payment Gateway, Inc. (1)	53	2,224
Japan Exchange Group, Inc. (1)	29	464
Obic Co. Ltd. (1)	25	1,891

		6,182

Netherlands - 5.3%
ING Groep NV	524	5,646
InterXion Holding NV *	118	6,369

		12,015

Sweden - 0.7%
Elekta AB, Class B (1)	137	1,626

Switzerland - 3.8%
Idorsia Ltd. *(1)	14	241
Lonza Group AG (Registered) *(1)	19	5,006
Nestle SA (Registered) (1)	42	3,398

		8,645

United Kingdom - 9.0%
AVEVA Group plc	51	1,561
Ferguson plc	29	1,867
HSBC Holdings plc	172	1,415
Linde plc (1)	69	11,033
London Stock Exchange Group plc	49	2,547
Rentokil Initial plc	402	1,729

		20,152

United States - 42.0%
Abbott Laboratories	91	6,606
Alphabet, Inc., Class A *	3	2,782
Alphabet, Inc. (Non-Voting), Class C *	3	2,972
Amazon.com, Inc. *	1	1,748
Anthem, Inc.	18	4,792
Bio-Rad Laboratories, Inc., Class A *	6	1,362
Bristol-Myers Squibb Co.	109	5,684
Citizens Financial Group, Inc.	90	2,684
CME Group, Inc.	10	1,900
Danaher Corp.	26	2,643
Dolby Laboratories, Inc., Class A	47	2,934
Dollar Tree, Inc. *	44	4,001
Facebook, Inc., Class A *	16	2,070
Harris Corp.	60	8,116
IHS Markit Ltd. *	79	3,798
Intercontinental Exchange, Inc.	101	7,624
Lamb Weston Holdings, Inc.	30	2,243
Marathon Petroleum Corp.	33	1,964
Mastercard, Inc., Class A	30	5,654
Mondelez International, Inc., Class A	198	7,921
PayPal Holdings, Inc. *	64	5,396
PTC, Inc. *	28	2,311
Roku, Inc. *	4	109
ServiceNow, Inc. *	8	1,508
SS&C Technologies Holdings, Inc.	5	236

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

ViewRay, Inc. *	404	2,455
Worldpay, Inc., Class A *	40	3,040

		94,553

TOTAL COMMON STOCKS (COST $202,062)		221,245

SHORT-TERM INVESTMENTS - 3.8%

INVESTMENT COMPANIES - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	2,924	2,924
Federated Treasury Obligations Fund - Institutional Class, 2.53%	2,838	2,838
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	2,838	2,838

TOTAL SHORT-TERM INVESTMENTS (COST $8,600)		8,600

Total Investments - 102.0% (Cost $210,662)		229,845

Other Assets Less Liabilities - (2.0)%		(4,546)

Total Net Assets - 100.0% (2)		$225,299

Artisan Global Equity Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $64,483, or 28.6% of total net assets.

(2)	Percentages for the various classifications relate to total net assets.

Abbreviation

ADR	American Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$7,824	3.4%
Consumer Discretionary	7,084	3.1
Consumer Staples	25,245	11.0
Energy	9,860	4.3
Financials	46,123	20.1
Health Care	36,217	15.8
Industrials	26,106	11.4
Information Technology	43,222	18.8
Materials	16,685	7.2
Utilities	2,879	1.2
Short-Term Investments	8,600	3.7

Total Investments	$229,845	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Brazilian real	$3,806	1.6%
British pound	9,119	4.0
Canadian dollar	2,256	1.0
Chinese yuan renminbi offshore	730	0.3
Danish krone	4,308	1.9
Euro	70,190	30.5
Hong Kong dollar	3,040	1.3
Indian rupee	6,331	2.8
Japanese yen	6,182	2.7
Swedish krona	1,626	0.7
Swiss franc	8,645	3.8
U.S. dollar	113,612	49.4

Total Investments	$229,845	100.0%

See Notes to Form N-Q.

Artisan Global Opportunities Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 94.7%

Australia - 1.9%
Treasury Wine Estates Ltd.	4,970	$51,813

Belgium - 1.0%
Umicore SA	691	27,616

Brazil - 0.9%
Pagseguro Digital Ltd., Class A *	1,308	24,505

China - 2.4%
Tencent Holdings Ltd.	1,663	66,670

Denmark - 3.0%
Genmab A/S *(1)	425	69,587
Vestas Wind Systems A/S (1)	174	13,248

		82,835

France - 2.3%
Vivendi SA	2,530	61,692

Germany - 1.7%
Adidas AG (1)	218	45,542

Hong Kong - 5.0%
Sands China Ltd.	9,037	39,586
Techtronic Industries Co. Ltd.	18,374	97,612

		137,198

India - 2.6%
HDFC Bank Ltd., ADR	679	70,312

Japan - 5.8%
Daifuku Co. Ltd. (1)	630	28,413
Keyence Corp. (1)	68	34,069
Nintendo Co. Ltd. (1)	234	61,779
Shiseido Co. Ltd. (1)	540	33,557

		157,818

Netherlands - 2.4%
ASML Holding NV, NYRS	396	61,581
ING Groep NV	491	5,290

		66,871

Spain - 2.1%
Amadeus IT Group SA	822	57,301

Switzerland - 5.0%
Lonza Group AG (Registered) *(1)	279	72,604
Temenos AG (Registered) *(1)	535	64,499

		137,103

United Kingdom - 8.3%
AstraZeneca plc	1,207	90,389
Burberry Group plc	1,383	30,596
Fevertree Drinks plc	1,755	49,194
London Stock Exchange Group plc	1,071	55,472

		225,651

United States - 50.3%
Activision Blizzard, Inc.	900	41,905
Advanced Micro Devices, Inc. *	755	13,931
Agilent Technologies, Inc.	668	45,044
Alphabet, Inc., Class A *	71	74,684
Amazon.com, Inc. *	15	23,204
Anthem, Inc.	332	87,264
Aptiv plc	956	58,831
Atlassian Corp. plc, Class A *	692	61,578
Bank of America Corp.	3,960	97,575
Booking Holdings, Inc. *	23	39,402
Boston Scientific Corp. *	2,723	96,241
Cree, Inc. *	603	25,802
Fortive Corp.	545	36,898
Harris Corp.	261	35,197
IHS Markit Ltd. *	3,998	191,771
Lowe’s Cos., Inc.	605	55,860
Pioneer Natural Resources Co.	529	69,573
Progressive Corp. (The)	1,118	67,435
Tiffany & Co.	164	13,222
Veeva Systems, Inc., Class A *	338	30,157
Visa, Inc., Class A	1,145	151,107
Worldpay, Inc., Class A *	758	57,948

		1,374,629

TOTAL COMMON STOCKS (COST $2,273,441)		2,587,556

SHORT-TERM INVESTMENTS - 4.7%

INVESTMENT COMPANIES - 4.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	43,833	43,833
Federated Treasury Obligations Fund - Institutional Class, 2.53%	42,543	42,543
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	42,543	42,543

TOTAL SHORT-TERM INVESTMENTS (COST $128,919)		128,919

Total Investments - 99.4% (Cost $2,402,360)		2,716,475

Other Assets Less Liabilities - 0.6%		16,629

Total Net Assets - 100.0% (2)		$2,733,104

Artisan Global Opportunities Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $423,298, or 15.5% of total net assets.

(2)	Percentages for the various classifications relate to total net assets.

Abbreviation

ADR	American Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$306,731	11.3%
Consumer Discretionary	403,855	14.9
Consumer Staples	134,564	5.0
Energy	69,573	2.6
Financials	296,083	10.9
Health Care	491,286	18.1
Industrials	305,527	11.2
Information Technology	552,321	20.3
Materials	27,616	1.0
Short-Term Investments	128,919	4.7

Total Investments	$2,716,475	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Australian dollar	$51,813	1.9%
British pound	225,651	8.3
Danish krone	82,835	3.0
Euro	197,441	7.3
Hong Kong dollar	203,868	7.6
Japanese yen	157,818	5.8
Swiss franc	137,103	5.0
U.S. dollar	1,659,946	61.1

Total Investments	$2,716,475	100.0%

See Notes to Form N-Q.

Artisan Global Value Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 93.2%

Belgium - 1.8%
Groupe Bruxelles Lambert SA	631	$54,976

Brazil - 3.4%
Telefonica Brasil SA, ADR	8,604	102,645

Canada - 1.8%
Imperial Oil Ltd.	2,155	54,594

China - 2.7%
Baidu, Inc., ADR *	516	81,886

Denmark - 1.1%
ISS A/S (1)	1,198	33,432

France - 1.6%
Sodexo SA	478	48,981

India - 1.2%
Bharti Infratel Ltd.	9,568	35,496

Japan - 1.1%
Yahoo Japan Corp. (1)	14,022	35,226

Netherlands - 4.5%
ING Groep NV	4,783	51,563
NXP Semiconductors NV	1,156	84,696

		136,259

Norway - 0.2%
Orkla ASA (1)	942	7,406

South Korea - 6.3%
Hyundai Motor Co. (1)	236	25,039
Hyundai Motor Co. (Preference) (1)	60	4,110
KT&G Corp. (1)	331	30,123
Samsung Electronics Co. Ltd. (1)	3,881	134,282

		193,554

Spain - 1.0%
Bankia SA	10,346	30,346

Switzerland - 10.6%
ABB Ltd. (Registered) (1)	4,879	93,028
Cie Financiere Richemont SA (Registered) (1)	1,303	83,753
Nestle SA (Registered) (1)	674	54,821
UBS Group AG (Registered) *(1)	7,268	90,726

		322,328

United Kingdom - 9.0%
GlaxoSmithKline plc	2,671	50,764
IMI plc	1,244	14,972
Lloyds Banking Group plc	120,101	79,372
Royal Bank of Scotland Group plc	19,884	54,921
Tesco plc	30,717	74,428

		274,457

United States - 46.9%
Advance Auto Parts, Inc.	307	48,344
Allergan plc	615	82,169
Alphabet, Inc., Class A *	43	45,010
Alphabet, Inc. (Non-Voting), Class C *	29	30,324
American Express Co.	773	73,691
Aon plc	372	54,109
Arch Capital Group Ltd. *	3,716	99,279
Bank of New York Mellon Corp. (The)	2,414	113,645
Citigroup, Inc.	1,683	87,611
DENTSPLY SIRONA, Inc.	2,362	87,889
Expedia Group, Inc.	672	75,677
Facebook, Inc., Class A *	656	86,032
FedEx Corp.	287	46,372
Fluor Corp.	562	18,104
Marsh & McLennan Cos., Inc.	1,370	109,235
Medtronic plc	900	81,903
Oracle Corp.	2,460	111,061
Progressive Corp. (The)	878	52,946
QUALCOMM, Inc.	1,407	80,092
United Technologies Corp.	444	47,235

		1,430,728

TOTAL COMMON STOCKS (COST $2,775,563)		2,842,314

SHORT-TERM INVESTMENTS - 5.8%

INVESTMENT COMPANIES - 5.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	60,082	60,082
Federated Treasury Obligations Fund - Institutional Class, 2.53%	58,315	58,315
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	58,315	58,315

TOTAL SHORT-TERM INVESTMENTS (COST $176,712)		176,712

Total Investments - 99.0% (Cost $2,952,275)		3,019,026

Other Assets Less Liabilities - 1.0%		29,954

Total Net Assets - 100.0% (2)		$3,048,980

Artisan Global Value Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $591,946, or 19.4% of total net assets.

(2)	Percentages for the various classifications relate to total net assets.

Abbreviations

ADR	American Depositary Receipt, voting rights may vary.
Preference	A special type of equity investment that shares in the earnings of the company, voting rights may vary, and may have a dividend preference. Preference shares may also have liquidation preference.

Foreign currency forward contracts outstanding as of December 31, 2018

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH 102,514	USD	14,874	JPMorgan Chase Bank N.A.	5/9/2019	$47

Total unrealized appreciation					47

USD 85,254	CNH	592,031	JPMorgan Chase Bank N.A.	5/9/2019	(921)

Total unrealized depreciation					(921)

Net unrealized depreciation					$(874)

CNH - Chinese Yuan Renminbi Offshore

USD - United States Dollar

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$416,619	13.8%
Consumer Discretionary	285,904	9.5
Consumer Staples	166,778	5.5
Energy	54,594	1.8
Financials	952,422	31.5
Health Care	302,724	10.0
Industrials	253,142	8.4
Information Technology	410,131	13.6
Short-Term Investments	176,712	5.9

Total Investments	$3,019,026	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
British pound	$274,457	9.1%
Canadian dollar	54,594	1.8
Danish krone	33,432	1.1
Euro	185,866	6.1
Indian rupee	35,496	1.2
Japanese yen	35,226	1.2
Korean won	193,554	6.4
Norwegian krone	7,406	0.2
Swiss franc	322,328	10.7
U.S. dollar	1,876,667	62.2

Total Investments	$3,019,026	100.0%

Artisan High Income

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Principal Amount	Value
CORPORATE BONDS - 76.0%

Agriculture - 0.3%
Pinnacle Operating Corp. 9.00%, 5/15/2023(1)(2)(3)	13,301	$8,645

Auto Manufacturers - 0.1%
Tesla, Inc. 5.30%, 8/15/2025 (1)	5,000	4,344

Building Materials - 0.3%
JELD-WEN, Inc. 4.63%, 12/15/2025 (1)	8,690	7,604

Chemicals - 0.2%
Platform Specialty Products Corp. 5.88%, 12/1/2025 (1)	3,000	2,805
Starfruit Finco BV 8.00%, 10/1/2026 (1)(4)	3,000	2,775

		5,580

Commercial Services - 0.3%
ServiceMaster Co. LLC (The) 5.13%, 11/15/2024 (1)	9,963	9,415

Diversified Financial Services - 6.4%
Jefferies Finance LLC 7.50%, 4/15/2021 (1)	15,112	15,074
NFP Corp. 6.88%, 7/15/2025 (1)	69,098	61,843
Quicken Loans, Inc. 5.25%, 1/15/2028 (1)	15,000	13,275
Springleaf Finance Corp. 7.13%, 3/15/2026	62,000	55,335
Werner FinCo LP 8.75%, 7/15/2025 (1)	38,180	34,076

		179,603

Engineering & Construction - 3.7%
Frontdoor, Inc. 6.75%, 8/15/2026 (1)	18,780	17,841
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	30,609
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022 (1)	9,515	9,277
Tutor Perini Corp. 6.88%, 5/1/2025 (1)	50,260	46,742

		104,469

Healthcare-Services - 4.1%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	14,285	13,535
6.50%, 3/1/2024	2,135	2,060
Eagle Holding Co. II LLC 7.63%, 5/15/2022 (1)(5)	19,486	18,609
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (1)	20,500	18,450
HCA, Inc.
5.38%, 2/1/2025	9,000	8,775
5.38%, 9/1/2026	5,000	4,863
5.63%, 9/1/2028	20,000	19,300
5.50%, 6/15/2047	30,000	28,425

		114,017

Insurance - 4.7%
Acrisure LLC 7.00%, 11/15/2025 (1)	54,575	46,525
Ardonagh Midco 3 plc
8.63%, 7/15/2023 (1)(2)(4)	13,500	11,542
8.63%, 7/15/2023 (1)(4)	46,050	39,143
AssuredPartners, Inc. 7.00%, 8/15/2025 (1)	18,246	16,445
HUB International Ltd. 7.00%, 5/1/2026 (1)	20,064	18,208

		131,863

Investment Companies - 0.7%
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (1)	21,224	21,012

Machinery-Diversified - 1.5%
SPX FLOW, Inc.
5.63%, 8/15/2024 (1)	29,250	27,641
5.88%, 8/15/2026 (1)	15,600	14,508

		42,149

Media - 13.2%
Altice Luxembourg SA
7.75%, 5/15/2022 (1)(4)	5,000	4,550
7.63%, 2/15/2025 (1)(4)	35,000	26,163
Cablevision Systems Corp. 5.88%, 9/15/2022	49,077	48,218
CCO Holdings LLC
5.75%, 2/15/2026 (1)	5,000	4,900
5.50%, 5/1/2026 (1)	108,580	104,373
5.13%, 5/1/2027 (1)	46,000	42,844
5.88%, 5/1/2027 (1)	4,000	3,880
5.00%, 2/1/2028 (1)	22,000	20,240
CSC Holdings LLC 7.50%, 4/1/2028 (1)	20,000	19,950
Virgin Media Secured Finance plc
5.25%, 1/15/2026 (1)(4)	12,000	10,995
5.50%, 8/15/2026 (1)(4)	45,999	42,542
Ziggo Bond Co. BV 6.00%, 1/15/2027 (1)(4)	10,966	9,595
Ziggo BV 5.50%, 1/15/2027 (1)(4)	35,000	31,325

		369,575

Mining - 0.3%
Compass Minerals International, Inc. 4.88%, 7/15/2024 (1)	7,935	7,181

Artisan High Income

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Miscellaneous Manufacturing - 5.2%
FXI Holdings, Inc. 7.88%, 11/1/2024 (1)	23,000	19,723
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%),
5.00%, 1/21/2021 (6)(7)	34,268	26,215
6.75%, 3/15/2032	78,678	82,060
6.88%, 1/10/2039	16,675	17,459

		145,457

Oil & Gas - 11.8%
Callon Petroleum Co. 6.13%, 10/1/2024	25,745	23,943
Carrizo Oil & Gas, Inc.
6.25%, 4/15/2023	14,356	13,279
8.25%, 7/15/2025	15,810	15,494
CrownRock LP 5.63%, 10/15/2025 (1)	25,310	22,779
Endeavor Energy Resources LP
5.50%, 1/30/2026 (1)	38,737	39,705
5.75%, 1/30/2028 (1)	32,700	33,361
EP Energy LLC
9.38%, 5/1/2020	10,251	7,970
8.00%, 2/15/2025 (1)(2)	96,824	39,940
Halcon Resources Corp. 6.75%, 2/15/2025	10,000	7,300
Laredo Petroleum, Inc.
5.63%, 1/15/2022	2,521	2,263
6.25%, 3/15/2023	27,735	24,892
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (1)	21,000	18,165
Northern Oil and Gas, Inc. 8.50% Cash, 9.50% PIK, 5/15/2023 (5)	5,000	4,813
Parsley Energy LLC 5.38%, 1/15/2025 (1)	10,000	9,200
Seven Generations Energy Ltd.
6.75%, 5/1/2023 (1)(4)	39,170	38,778
6.88%, 6/30/2023 (1)(4)	15,440	15,209
5.38%, 9/30/2025 (1)(4)	18,618	16,663

		333,754

Oil & Gas Services - 1.0%
FTS International, Inc. 6.25%, 5/1/2022	30,909	27,354

Packaging & Containers - 1.1%
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	5,126	5,459
Multi-Color Corp. 4.88%, 11/1/2025 (1)	25,786	22,047
W/S Packaging Holdings, Inc. 9.00%, 4/15/2023 (1)	3,358	3,341

		30,847

Pharmaceuticals - 0.4%
Horizon Pharma USA, Inc. 8.75%, 11/1/2024 (1)	12,530	12,718

Pipelines - 0.6%
Antero Midstream Partners LP 5.38%, 9/15/2024	18,850	17,578

Real Estate - 1.5%
Realogy Group LLC 4.88%, 6/1/2023 (1)	47,575	41,390

Real Estate Investment Trusts (REITS) - 3.6%
Iron Mountain US Holdings, Inc. 5.38%, 6/1/2026 (1)	5,580	5,078
Iron Mountain, Inc.
5.75%, 8/15/2024	25,125	23,869
4.88%, 9/15/2027 (1)	5,000	4,362
Vereit Operating Partnership LP
4.60%, 2/6/2024	1,700	1,719
4.88%, 6/1/2026	65,097	65,100

		100,128

Retail - 10.9%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (1)	98,000	86,118
Carvana Co. 8.88%, 10/1/2023 (1)	8,000	7,240
Ferrellgas LP
6.50%, 5/1/2021	72,075	59,101
6.75%, 6/15/2023	3,816	3,072
Ferrellgas Partners LP
8.63% 6/15/2020	23,748	16,980
8.63% 6/15/2020	7,316	5,231
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (1)	19,905	18,462
J. Crew Brand LLC 13.00%, 9/15/2021 (1)	35,835	40,314
Penske Automotive Group, Inc. 5.38%, 12/1/2024	17,452	16,339
Sonic Automotive, Inc. 5.00%, 5/15/2023	57,224	51,931

		304,788

Software - 1.5%
First Data Corp. 5.75%, 1/15/2024 (1)	42,000	41,017

Telecommunications - 2.6%
T-Mobile USA, Inc.
6.50%, 1/15/2026	35,750	36,465
4.50%, 2/1/2026	39,540	36,278

		72,743

TOTAL CORPORATE BONDS (COST $2,305,656)		2,133,231

Artisan High Income

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

LOAN PARTICIPATIONS - 20.2%

Aerospace/Defense - 0.7%
Jazz Acquisition, Inc. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.30%, 6/19/2021 (7)	15,461	14,495
Jazz Acquisition, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 6.75%), 9.55%, 6/19/2022 (7)	7,000	6,440

		20,935

Agriculture - 0.3%
Pinnacle Operating Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.50%), 9.77%, 11/15/2021 (7)	9,289	7,478

Airlines - 0.8%
XO Management Holding Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 5.75%), 8.49%, 12/6/2021 (2)(7)	25,600	23,552

Apparel - 0.0% (8)
Fullbeauty Brands Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.53%, 10/13/2023 (2)(7)(9)	1,000	30

Chemicals - 0.3%
Starfruit US Holdco LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.60%, 10/1/2025 (7)	10,000	9,550

Commercial Services - 0.3%
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.56%, 8/18/2021 (7)	7,782	7,350

Diversified Financial Services - 0.6%
Werner FinCo L.P. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.35%, 7/24/2024 (7)	16,799	15,749

Food - 0.3%
Chobani LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 6.02%, 10/10/2023 (7)	7,810	7,259

Healthcare-Services - 1.9%
CCS-CMGC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 5.50%), 8.02%, 10/1/2025 (7)	12,000	11,580
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 5/31/2025 (4)(7)(12)	2,135	2,068
DentalCorp Perfect Smile ULC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 5/31/2025 (4)(7)	15,119	14,647
Dentalcorp Perfect Smile ULC Second Lien Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.02%, 6/1/2026 (4)(7)(12)	1,260	1,231
Dentalcorp Perfect Smile ULC Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.02%, 6/1/2026 (4)(7)	8,840	8,641
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 4/30/2025 (7)	18,241	17,443

		55,610

Insurance - 3.2%
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 10/22/2024 (7)	19,745	18,597
USI, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.80%, 5/16/2024 (7)	45,596	42,917
York Risk Services Holding Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 10/1/2021 (7)	31,628	29,448

		90,962

Artisan High Income

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Internet - 0.5%
Ancestry.com Operations, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.78%, 10/19/2023 (7)	14,420	13,753

Investment Companies - 2.0%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.28%, 2/1/2023 (7)	32,778	31,078
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 10.53%, 2/1/2024 (7)	25,000	24,482

		55,560

Machinery-Diversified - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.77%, 12/11/2024 (7)	9,937	9,639

Pharmaceuticals - 0.4%
PetVet Care Centers LLC First Lien Delayed Draw Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/14/2025 (7)(12)	1,645	1,557
(ICE LIBOR USD 1 Month + 2.75%), 5.27%, 2/14/2025 (7)(12)	83	78
PetVet Care Centers LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.25%, 2/14/2025 (7)	7,669	7,257

		8,892

Retail - 2.0%
J. Crew Group, Inc. First Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.22%), 5.74%, 3/5/2021 (7)	5,511	4,323
(ICE LIBOR USD 3 Month + 3.22%), 6.02%, 3/5/2021 (7)	28,469	22,332
Neiman Marcus Group Ltd. LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.63%, 10/25/2020 (7)	23,475	19,770
PetSmart, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.38%, 3/11/2022 (7)	14,500	11,419

		57,844

Software - 5.1%
First Data Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.50%, 7/8/2022 (7)	9,902	9,493
Renaissance Holding Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.77%, 5/24/2025 (7)	10,945	10,131
Renaissance Holding Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.52%, 5/25/2026 (7)	22,617	20,732
Vertafore, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.05%, 7/2/2025 (7)	40,000	37,912
Vertafore, Inc. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.25%), 10.05%, 7/2/2026 (7)	67,000	63,901

		142,169

Transportation - 1.5%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 8.00%, 8/4/2025 (7)	6,952	6,795
(ICE LIBOR USD 3 Month + 5.50%), 8.02%, 8/4/2025 (7)	26,552	25,954
(ICE LIBOR USD 3 Month + 5.50%), 8.21%, 8/4/2025 (7)	7,048	6,890
(ICE LIBOR USD 3 Month + 5.50%), 8.30%, 8/4/2025 (7)	1,448	1,416

		41,055

TOTAL LOAN PARTICIPATIONS (COST $588,808)		567,387

	Shares Held
PREFERRED STOCKS - 0.1%

Agriculture - 0.0% (8)
Pinnacle Agriculture Holdings LLC *(2)(3)(10)	9,263	695

Retail - 0.1%
Chinos Holdings, Inc., 7.00% Cash, 8.50% PIK (1)(2)(5)(6)	4,540	2,724

TOTAL PREFERRED STOCKS (COST $8,245)		3,419

Artisan High Income

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

COMMON STOCK - 0.0% (8)

Retail - 0.0% (8)
Chinos Holdings, Inc. Class A (Cost $—) *(2)	406	507

TOTAL COMMON STOCK (COST $—)		507

	Principal Amount
CORPORATE BOND ESCROWS - 0.0%

Chemicals - 0.0%
Momentive Performance Materials, Inc. (escrow shares) 10.00%, 10/15/2020 (2)(10)	2,000	—

Oil & Gas - 0.0%
Midstates Petroleum Co., Inc. (escrow shares) 10.00%, 6/1/2020 (2)(10)	13,300	—

TOTAL CORPORATE BOND ESCROWS (COST $—)		—

	Shares Held
SHORT-TERM INVESTMENTS - 2.7%

INVESTMENT COMPANIES - 2.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	25,965	25,965
Federated Treasury Obligations Fund - Institutional Class, 2.53%	25,201	25,201
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	25,201	25,201

TOTAL SHORT-TERM INVESTMENTS (COST $76,367)		76,367

Total Investments - 99.0% (Cost $2,979,076)		2,780,904

Other Assets Less Liabilities - 1.0%		26,804

Total Net Assets - 100.0%(11)		$2,807,708

Artisan High Income

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $87,607, or 3.1% of total net assets.

(3)	Security was deemed restricted as of December 31, 2018.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp, 9.00%, 5/15/2023	3/28/2014-3/24/2017	$15,408	$8,645	0.3%
Pinnacle Agriculture Holdings LLC	3/10/2017	6,546	695	0.0%

(4)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice Luxembourg SA, 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Altice Luxembourg SA, 7.75%, 5/15/2022	Luxembourg	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.53%, 5/31/2025	Canada	U.S. dollar
DentalCorp Perfect Smile ULC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.27%, 5/31/2025	Canada	U.S. dollar
Dentalcorp Perfect Smile ULC Second Lien Delayed Draw Term Loan (ICE LIBOR USD 1 Month + 7.50%), 5.71%, 6/1/2026	Canada	U.S. dollar
Dentalcorp Perfect Smile ULC Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.02%, 6/1/2026	Canada	U.S. dollar
Seven Generations Energy Ltd., 5.38%, 9/30/2025	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.88%, 6/30/2023	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.75%, 5/1/2023	Canada	U.S. dollar
Starfruit Finco BV, 8.00%, 10/1/2026	Netherlands	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
Virgin Media Secured Finance plc, 5.25%, 1/15/2026	United Kingdom	U.S. dollar
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(5)	Payment in-kind security.

(6)	Perpetual security. The rate reflected was the rate in effect on December 31, 2018. The maturity date reflects the next call date.

(7)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2018.

(8)	Amount rounds to less than 0.1%.
(9)	Defaulted Security.

(10)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan High Income

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

(11)	Percentages for the various classifications relate to total net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(12)

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $4,815 or 0.2% of the total net assets as of December 31, 2018, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Depreciation
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan	$1,656	$1,604	$(52)
Dentalcorp Perfect Smile ULC Second Lien Delayed Draw Term Loan	950	929	(21)
Heartland Dental LLC Delayed Draw Term Loan	1,670	1,597	(73)
PetVet Care Centers LLC First Lien Delayed Draw Term Loan	539	510	(29)

	$4,815	$4,640	$(175)

Futures contracts outstanding as of December 31, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Depreciation
Short Positions Contracts
U.S. Treasury 10 Year Note	(115)	3/20/2019	USD	$(11,500)	$(14,032)	$(330)
U.S. Treasury Long Bond	(262)	3/20/2019	USD	(26,200)	(38,252)	(1,441)

						$(1,771)

Currency:

USD     United States Dollar

Artisan High Income

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

CREDIT DIVERSIFICATION – December 31, 2018

	Percentage of Total Net Assets
BBB	7.9%
BB	24.6
B	43.9
CCC	19.1
CC	0.8
D	0.0	†
Unrated	0.1

†	Amount rounds to less than 0.1%.

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

See Notes to Form N-Q.

Artisan International Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 98.5%

Belgium - 2.0%
Anheuser-Busch InBev SA	3,174	$209,855

Brazil - 4.5%
B3 SA - Brasil Bolsa Balcao *(1)	4,964	34,288
Petroleo Brasileiro SA, ADR *	16,459	214,137
Petroleo Brasileiro SA (Preference) *(1)	37,767	219,256

		467,681

Canada - 1.5%
Canadian National Railway Co.	826	61,237
Canadian Pacific Railway Ltd.	381	67,639
Dollarama, Inc.	577	13,717
Fortis, Inc.	309	10,300

		152,893

China - 0.3%
Kweichow Moutai Co. Ltd., Class A (1)	377	32,373

Denmark - 2.1%
Genmab A/S *(1)	1,289	211,279

Finland - 1.1%
Fortum OYJ (1)	5,306	116,374

France - 12.4%
Air Liquide SA	2,209	274,428
Airbus SE	3,694	355,305
Amundi SA	390	20,605
BNP Paribas SA	3,167	143,249
Danone SA	1,140	80,338
Eiffage SA	1,470	122,914
Safran SA	746	90,120
Schneider Electric SE	627	42,890
Vinci SA	1,780	146,921

		1,276,770

Germany - 21.6%
Adidas AG (1)	147	30,818
Allianz SE (Registered) (1)	1,338	268,555
Beiersdorf AG (1)	1,855	193,603
Deutsche Boerse AG (1)	5,238	629,923
Deutsche Post AG (Registered) (1)	11,974	327,952
Henkel AG & Co. KGaA (Preference) (1)	1,424	155,503
Symrise AG (1)	1,573	116,237
Wirecard AG (1)	3,304	502,930

		2,225,521

Hong Kong - 3.4%
AIA Group Ltd.	39,473	327,662
Wynn Macau Ltd.	12,284	26,793

		354,455

India - 2.5%
Housing Development Finance Corp. Ltd.	9,090	256,277

Indonesia - 0.8%
Bank Rakyat Indonesia Persero Tbk. PT (1)	337,222	86,079

Ireland - 1.6%
Ryanair Holdings plc, Equity-Linked Security (Non- Voting) *(1)(2)(3)	13,206	162,655

Italy - 3.6%
Assicurazioni Generali SpA (1)	12,753	213,408
Intesa Sanpaolo SpA (1)	70,725	156,747

		370,155

Japan - 3.8%
Calbee, Inc. (1)	3,680	114,991
Japan Exchange Group, Inc. (1)	5,365	86,167
Nippon Shinyaku Co. Ltd. (1)	1,939	122,124
Taiyo Nippon Sanso Corp. (1)	4,373	71,998

		395,280

Netherlands - 5.3%
Akzo Nobel NV	746	60,140
ASML Holding NV	246	38,641
ING Groep NV	28,937	311,982
Koninklijke DSM NV	1,604	131,264

		542,027

Russia - 1.3%
MMC Norilsk Nickel PJSC, ADR	7,145	134,048

Switzerland - 6.1%
Idorsia Ltd. *(1)	989	16,420
Lonza Group AG (Registered) *(1)	574	149,259
Nestle SA (Registered) (1)	4,809	390,939
Sonova Holding AG (Registered) (1)	479	78,125

		634,743

United Kingdom - 15.0%
AVEVA Group plc	134	4,134
British American Tobacco plc	1,711	54,529
ConvaTec Group plc	53,486	94,727
Experian plc	5,162	125,350
Ferguson plc	2,904	185,732
HSBC Holdings plc	14,493	119,500
Linde plc (1)	4,329	687,348
London Stock Exchange Group plc	2,782	144,040
RELX plc	534	11,003
Rentokil Initial plc	27,756	119,294

		1,545,657

United States - 9.6%
Amazon.com, Inc. *	41	62,285
Aon plc	2,021	293,772
Medtronic plc	4,813	437,751
WABCO Holdings, Inc. *	257	27,544

Artisan International Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Willis Towers Watson plc	1,132	171,926

		993,278

TOTAL COMMON STOCKS (COST $8,934,532)		10,167,400

SHORT-TERM INVESTMENTS - 1.2%

INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	43,361	43,361
Federated Treasury Obligations Fund - Institutional Class, 2.53%	42,085	42,085
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	42,086	42,086

TOTAL SHORT-TERM INVESTMENTS (COST $127,532)		127,532

Total Investments - 99.7% (Cost $9,062,064)		10,294,932

Other Assets Less Liabilities - 0.3%		33,922

Total Net Assets - 100.0% (4)		$10,328,854

Artisan International Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $5,175,351, or 50.1% of total net assets.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-9/28/2018	$186,536	$162,655	1.6%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Abbreviation

ADR     American Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Consumer Discretionary	$133,613	1.3%
Consumer Staples	1,232,131	12.0
Energy	433,393	4.2
Financials	3,264,180	31.7
Health Care	1,109,683	10.8
Industrials	1,846,556	18.0
Information Technology	545,706	5.3
Materials	1,475,464	14.3
Utilities	126,674	1.2
Short-Term Investments	127,532	1.2

Total Investments	$10,294,932	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Brazilian real	$253,544	2.4%
British pound	858,309	8.3
Canadian dollar	24,017	0.2
Chinese yuan renminbi offshore	32,373	0.3
Danish krone	211,279	2.1
Euro	5,428,050	52.7
Hong Kong dollar	354,455	3.5
Indian rupee	256,277	2.5
Indonesian rupiah	86,079	0.8
Japanese yen	395,280	3.8
Swiss franc	634,743	6.2
U.S. dollar	1,760,526	17.2

Total Investments	$10,294,932	100.0%

See Notes to Form N-Q.

Artisan International Small-Mid Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 88.2%

Australia - 1.1%
Treasury Wine Estates Ltd.	383	$3,995

Belgium - 1.2%
Argenx SE *	26	2,556
Galapagos NV *	20	1,855

		4,411

Brazil - 2.4%
BK Brasil Operacao e Assessoria a Restaurantes SA *(1)	668	3,574
Notre Dame Intermedica Participacoes SA *(1)	300	2,264
Rumo SA *(1)	757	3,310

		9,148

Canada - 3.1%
BlackBerry Ltd. *	272	1,937
CAE, Inc.	227	4,174
Descartes Systems Group, Inc. (The) *	78	2,046
Morneau Shepell, Inc.	198	3,624

		11,781

Denmark - 4.6%
Ascendis Pharma A/S, ADR *	12	722
Carlsberg A/S, Class B (1)	33	3,522
Genmab A/S *(1)	19	3,038
H Lundbeck A/S (1)	83	3,618
Ossur HF (1)	754	3,602
SimCorp A/S (1)	39	2,641

		17,143

Finland - 1.7%
Metso OYJ (1)	157	4,138
Wartsila OYJ Abp (1)	146	2,322

		6,460

France - 0.5%
Euronext NV	33	1,925

Germany - 7.0%
AIXTRON SE *(1)	238	2,286
Basler AG (1)	12	1,682
Carl Zeiss Meditec AG (1)	49	3,851
Gerresheimer AG (1)	34	2,225
Hypoport AG *(1)	6	1,085
Jenoptik AG (1)	125	3,258
MorphoSys AG *(1)	25	2,535
Symrise AG (1)	53	3,933
Wirecard AG (1)	10	1,516
XING SE (1)	14	3,820

		26,191

India - 0.8%
Tech Mahindra Ltd.	285	2,954

Ireland - 0.2%
Amarin Corp. plc, ADR *	50	687

Israel - 3.6%
Nice Ltd., ADR *	85	9,161
Teva Pharmaceutical Industries Ltd., ADR *	269	4,144

		13,305

Italy - 2.5%
Banca Generali SpA (1)	95	1,971
Davide Campari-Milano SpA (Non-Voting) (1)	684	5,792
Salvatore Ferragamo SpA (1)	70	1,418

		9,181

Japan - 18.6%
Ariake Japan Co. Ltd. (1)	53	3,439
Azbil Corp. (1)	321	6,281
Fuji Soft, Inc. (1)	59	2,225
Harmonic Drive Systems, Inc. (1)	62	1,709
JCR Pharmaceuticals Co. Ltd. (1)	24	1,020
Jeol Ltd. (1)	205	3,070
Kobe Bussan Co. Ltd. (1)	70	2,051
MonotaRO Co. Ltd. (1)	36	866
Morinaga & Co. Ltd. (1)	92	3,990
Nippon Shinyaku Co. Ltd. (1)	48	3,043
OBIC Business Consultants Co. Ltd. (1)	111	4,306
Obic Co. Ltd. (1)	73	5,579
Rakus Co. Ltd. (1)	152	2,374
Rohm Co. Ltd. (1)	72	4,555
Rohto Pharmaceutical Co. Ltd. (1)	117	3,159
SCSK Corp. (1)	112	3,950
SG Holdings Co. Ltd. (1)	294	7,718
Topcon Corp. (1)	149	1,954
Yamaha Corp. (1)	111	4,717
Yokogawa Electric Corp. (1)	210	3,600

		69,606

Netherlands - 2.9%
IMCD NV	65	4,143
InterXion Holding NV *	32	1,749
Koninklijke DSM NV	62	5,077

		10,969

Spain - 1.4%
Cellnex Telecom SA	97	2,482
Grupo Catalana Occidente SA	72	2,707

		5,189

Sweden - 4.4%
Beijer Ref AB (1)	219	3,598
Biotage AB (1)	230	2,835
Cellavision AB (1)	210	4,554
Elekta AB, Class B (1)	200	2,371
RaySearch Laboratories AB *(1)	76	825
Thule Group AB (1)	127	2,330

		16,513

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Switzerland - 7.3%
Baloise Holding AG (Registered) (1)	33	4,519
Belimo Holding AG (Registered) (1)	1	4,415
Burckhardt Compression Holding AG (1)	11	2,540
Lonza Group AG (Registered) *(1)	15	3,977
Panalpina Welttransport Holding AG (Registered) (1)	27	3,541
Tecan Group AG (Registered) (1)	39	7,618
VZ Holding AG (1)	3	903

		27,513

United Kingdom - 15.9%
Abcam plc	176	2,450
ASOS plc *	47	1,361
Aston Martin Lagonda Global Holdings plc *	176	2,745
Auto Trader Group plc	328	1,900
AVEVA Group plc	120	3,708
B&M European Value Retail SA	1,127	4,044
Blue Prism Group plc *	76	1,066
boohoo Group plc *	1,357	2,794
Britvic plc	514	5,242
ConvaTec Group plc	1,698	3,008
Electrocomponents plc	622	4,017
HomeServe plc	241	2,659
Howden Joinery Group plc	710	3,943
IMI plc	310	3,728
Metro Bank plc *	59	1,262
Oxford Biomedica plc *	115	1,039
Rotork plc	553	1,745
Spirax-Sarco Engineering plc	30	2,361
SSP Group plc	689	5,688
St James’s Place plc	202	2,436
YouGov plc	450	2,265

		59,461

United States - 9.0%
ACADIA Pharmaceuticals, Inc. *	176	2,844
Cognex Corp.	34	1,302
Cree, Inc. *	126	5,409
Gardner Denver Holdings, Inc. *	178	3,639
InflaRx NV *	27	975
Intersect ENT, Inc. *	98	2,775
IPG Photonics Corp. *	7	769
LivaNova plc *	30	2,723
Mellanox Technologies Ltd. *	57	5,262
NanoString Technologies, Inc. *	134	1,987
SolarEdge Technologies, Inc. *	86	3,021
ViewRay, Inc. *	499	3,030

		33,736

TOTAL COMMON STOCKS (COST $336,974)		330,168

SHORT-TERM INVESTMENTS - 11.4%

INVESTMENT COMPANIES - 11.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	14,495	14,495
Federated Treasury Obligations Fund - Institutional Class, 2.53%	14,068	14,068
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	14,068	14,068

TOTAL SHORT-TERM INVESTMENTS (COST $42,631)		42,631

Total Investments - 99.6% (Cost $379,605)		372,799

Other Assets Less Liabilities - 0.4%		1,682

Total Net Assets - 100.0% (2)		$374,481

Artisan International Small-Mid Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $181,033, or 48.3% of total net assets.

(2)	Percentages for the various classifications relate to total net assets.

Abbreviation

ADR     American Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$10,468	2.8%
Consumer Discretionary	28,670	7.7
Consumer Staples	28,031	7.5
Financials	16,807	4.5
Health Care	84,399	22.7
Industrials	64,175	17.2
Information Technology	88,608	23.8
Materials	9,010	2.4
Short-Term Investments	42,631	11.4

Total Investments	$372,799	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Australian dollar	$3,995	1.1%
Brazilian real	9,148	2.5
British pound	59,461	15.9
Canadian dollar	11,781	3.2
Danish krone	16,421	4.4
Euro	62,577	16.7
Indian rupee	2,954	0.8
Japanese yen	69,606	18.7
Swedish krona	16,513	4.4
Swiss franc	27,513	7.4
U.S. dollar	92,830	24.9

Total Investments	$372,799	100.0%

See Notes to Form N-Q.

Artisan International Value Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 97.2%

Belgium - 2.5%
Groupe Bruxelles Lambert SA	3,609	$314,610

Brazil - 3.4%
Ambev SA, ADR	4,601	18,036
Ambev SA (1)	2,107	8,354
Telefonica Brasil SA, ADR	34,323	409,473

		435,863

Canada - 2.2%
Imperial Oil Ltd.	10,983	278,266

China - 3.3%
Baidu, Inc., ADR *	2,666	422,892

Denmark - 1.3%
Carlsberg A/S, Class B (1)	493	52,400
ISS A/S (1)	4,152	115,896

		168,296

France - 4.6%
Sodexo SA	3,247	332,941
Vivendi SA	10,288	250,839

		583,780

India - 3.5%
Bharti Infratel Ltd.	44,227	164,072
HCL Technologies Ltd.	20,771	286,914

		450,986

Japan - 1.3%
Yahoo Japan Corp. (1)	64,263	161,442

Netherlands - 6.3%
Akzo Nobel NV	1,205	97,176
ING Groep NV	43,005	463,658
NXP Semiconductors NV	3,392	248,552

		809,386

Norway - 0.4%
Orkla ASA (1)	7,215	56,737

South Korea - 9.9%
Hyundai Motor Co. (1)	1,339	142,045
Hyundai Motor Co. (Preference) (1)	266	18,361
KT&G Corp. (1)	418	38,050
NAVER Corp. *(1)	2,719	296,252
Samsung Electronics Co. Ltd. (1)	20,488	708,892
Samsung Electronics Co. Ltd. (Preference) (1)	2,295	65,472

		1,269,072

Spain - 1.3%
Bankia SA	58,172	170,625

Sweden - 0.4%
Telefonaktiebolaget LM Ericsson, Class B (1)	6,217	54,797

Switzerland - 21.7%
ABB Ltd. (Registered) (1)	26,836	511,651
Cie Financiere Richemont SA (Registered) (1)	5,346	343,572
LafargeHolcim Ltd. (Registered) *(1)	7,942	328,188
Nestle SA (Registered) (1)	3,737	303,788
Novartis AG (Registered) (1)	4,306	368,814
Panalpina Welttransport Holding AG (Registered) (1)(2)	2,243	298,426
Pargesa Holding SA (1)	1,222	88,277
UBS Group AG (Registered) *(1)	42,934	535,949

		2,778,665

United Kingdom - 21.0%
Compass Group plc	29,076	611,496
Diageo plc	4,154	147,989
GlaxoSmithKline plc	11,974	227,594
IMI plc	9,595	115,452
John Wood Group plc	14,649	94,516
Lloyds Banking Group plc	456,796	301,888
RELX plc	20,499	422,353
RELX plc	4,195	86,367
Royal Bank of Scotland Group plc	111,826	308,871
Tesco plc	150,918	365,677

		2,682,203

United States - 14.1%
Allergan plc	1,839	245,814
Aon plc	1,746	253,838
Arch Capital Group Ltd. *	19,857	530,581
Medtronic plc	4,219	383,794
TE Connectivity Ltd.	2,638	199,539
Willis Towers Watson plc	1,284	194,923

		1,808,489

TOTAL COMMON STOCKS (COST $11,701,508)		12,446,109

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	71,140	71,140
Federated Treasury Obligations Fund - Institutional Class, 2.53%	69,048	69,048
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	69,047	69,047

TOTAL SHORT-TERM INVESTMENTS (COST $209,235)		209,235

Artisan International Value Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Total Investments - 98.8% (Cost $11,910,743)	12,655,344

Other Assets Less Liabilities - 1.2%	151,223

Total Net Assets - 100.0%(3)	$12,806,567

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $4,497,363, or 35.1% of total net assets.

(2)	Affiliated company as defined under the Investment Company Act of 1940.
(3)	Percentages for the various classifications relate to total net assets.

Abbreviations
ADR	American Depositary Receipt, voting rights may vary.
Preference	A special type of equity investment that shares in the earnings of the company, voting rights may vary, and may have a dividend preference. Preference shares may also have liquidation preference.

Foreign currency forward contracts outstanding as of December 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	4,121,459	USD	36,856	JPMorgan Chase Bank N.A.	1/24/2019	$813

Total unrealized appreciation						813

USD	173,031	JPY	19,271,946	JPMorgan Chase Bank N.A.	1/24/2019	(3,108)
USD	398,958	CNH	2,770,487	JPMorgan Chase Bank N.A.	5/9/2019	(4,312)

Total unrealized depreciation						(7,420)

Net unrealized depreciation						$(6,607)

CNH - Chinese Yuan Renminbi Offshore

JPY  - Japanese Yen

USD - United States Dollar

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$1,704,969	13.5%
Consumer Discretionary	1,448,414	11.4
Consumer Staples	991,032	7.8
Energy	372,782	2.9
Financials	3,163,220	25.0
Health Care	1,226,016	9.7
Industrials	1,550,145	12.2
Information Technology	1,564,167	12.4
Materials	425,364	3.4
Short-Term Investments	209,235	1.7

Total Investments	$12,655,344	100.0%

TRADING CURRENCIES

Artisan International Value

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$8,354	0.1%
British pound	2,595,836	20.5
Canadian dollar	278,266	2.2
Danish krone	168,296	1.3
Euro	1,716,216	13.5
Indian rupee	450,986	3.6
Japanese yen	161,442	1.3
Korean won	1,269,072	10.0
Norwegian krone	56,737	0.5
Swedish krona	54,797	0.4
Swiss franc	2,778,665	22.0
U.S. dollar	3,116,677	24.6

Total Investments	$12,655,344	100.0%

See Notes to Form N-Q.

Artisan Mid Cap Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 97.1%

Aerospace & Defense - 2.2%
Harris Corp.	716	$96,429

Auto Components - 1.3%
Aptiv plc	933	57,422

Banks - 2.8%
First Republic Bank	1,030	89,499
SVB Financial Group *	164	31,104

		120,603

Beverages - 1.0%
Treasury Wine Estates Ltd. (1)	4,108	42,823

Biotechnology - 5.9%
Alexion Pharmaceuticals, Inc. *	629	61,244
Exact Sciences Corp. *	889	56,077
Genmab A/S *(1)(2)	523	85,682
Neurocrine Biosciences, Inc. *	582	41,569
Sage Therapeutics, Inc. *	96	9,168

		253,740

Capital Markets - 2.2%
MarketAxess Holdings, Inc.	114	24,048
TD Ameritrade Holding Corp.	1,454	71,211

		95,259

Chemicals - 1.1%
Albemarle Corp.	609	46,937

Commercial Services & Supplies - 1.3%
Cintas Corp.	335	56,233

Communications Equipment - 2.2%
Motorola Solutions, Inc.	818	94,096

Diversified Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. *	590	21,687

Electronic Equipment, Instruments & Components - 2.4%
Cognex Corp.	596	23,030
FLIR Systems, Inc.	1,290	56,177
Trimble, Inc. *	777	25,572

		104,779

Entertainment - 3.5%
Take-Two Interactive Software, Inc. *	770	79,265
Zynga, Inc., Class A *	17,759	69,793

		149,058

Health Care Equipment & Supplies - 8.6%
ABIOMED, Inc. *	35	11,476
Align Technology, Inc. *	212	44,317
Boston Scientific Corp. *	4,379	154,765
Edwards Lifesciences Corp. *	517	79,212
Insulet Corp. *	399	31,638
West Pharmaceutical Services, Inc.	510	50,026

		371,434

Health Care Providers & Services - 1.0%
WellCare Health Plans, Inc. *	183	43,095

Health Care Technology - 3.4%
Veeva Systems, Inc., Class A *	1,644	146,826

Hotels, Restaurants & Leisure - 0.5%
Chipotle Mexican Grill, Inc. *	54	23,163

Household Durables - 0.4%
Roku, Inc. *	551	16,884

Industrial Conglomerates - 2.5%
Roper Technologies, Inc.	403	107,324

Insurance - 3.5%
Progressive Corp. (The)	2,535	152,936

Interactive Media & Services - 0.6%
Twitter, Inc. *	952	27,369

Internet & Direct Marketing Retail - 3.0%
Expedia Group, Inc.	759	85,498
Wayfair, Inc., Class A *	500	45,003

		130,501

IT Services - 8.6%
Broadridge Financial Solutions, Inc.	382	36,792
Global Payments, Inc.	2,034	209,768
Pagseguro Digital Ltd., Class A *(1)	1,163	21,789
Worldpay, Inc., Class A *	1,364	104,247

		372,596

Leisure Products - 0.5%
Hasbro, Inc.	246	20,010

Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	869	58,611
Lonza Group AG (Registered) *(1)(2)	230	59,715

		118,326

Machinery - 5.3%
Fortive Corp.	549	37,168
Gardner Denver Holdings, Inc. *	3,585	73,318
Stanley Black & Decker, Inc.	696	83,378
Wabtec Corp.	510	35,808

		229,672

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Media - 1.0%
New York Times Co. (The), Class A	1,868	41,636

Multiline Retail - 0.3%
Ollie’s Bargain Outlet Holdings, Inc. *	196	13,066

Oil, Gas & Consumable Fuels - 0.7%
Concho Resources, Inc. *	289	29,708

Professional Services - 5.8%
IHS Markit Ltd. *	3,592	172,305
TransUnion	1,338	76,005

		248,310

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. *	2,323	42,881
Cree, Inc. *	1,749	74,828
Lam Research Corp.	330	44,928
Maxim Integrated Products, Inc.	890	45,277

		207,914

Software - 14.0%
Atlassian Corp. plc, Class A *	2,371	210,944
Box, Inc., Class A *	1,145	19,331
Guidewire Software, Inc. *	1,210	97,106
HubSpot, Inc. *	454	57,131
Tableau Software, Inc., Class A *	1,264	151,719
Temenos AG (Registered) *(1)(2)	377	45,471
Trade Desk, Inc. (The), Class A *	201	23,336

		605,038

Textiles, Apparel & Luxury Goods - 3.5%
Canada Goose Holdings, Inc. *(1)	1,342	58,674
Lululemon Athletica, Inc. *	588	71,464
Under Armour, Inc., Class A *	1,253	22,141

		152,279

TOTAL COMMON STOCKS (COST $3,495,517)		4,197,153

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANIES - 2.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	34,413	34,413
Federated Treasury Obligations Fund - Institutional Class, 2.53%	33,401	33,401
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	33,401	33,401

TOTAL SHORT-TERM INVESTMENTS (COST $101,215)		101,215

Total Investments - 99.4% (Cost $3,596,732)		4,298,368

Other Assets Less Liabilities - 0.6%		26,336

Total Net Assets - 100.0% (3)		$4,324,704

Artisan Mid Cap Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Genmab A/S	Denmark	Danish krone
Lonza Group AG (Registered)	Switzerland	Swiss franc
Pagseguro Digital Ltd.	Brazil	U.S. dollar
Temenos AG (Registered)	Switzerland	Swiss franc
Treasury Wine Estates Ltd.	Australia	Australian dollar

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $190,868, or 4.4% of total net assets.

(3)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$218,063	5.1%
Consumer Discretionary	435,012	10.1
Consumer Staples	42,823	1.0
Energy	29,708	0.7
Financials	368,797	8.6
Health Care	933,422	21.7
Industrials	737,968	17.2
Information Technology	1,384,423	32.2
Materials	46,937	1.1
Short-Term Investments	101,215	2.3

Total Investments	$4,298,368	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Australian dollar	$42,823	1.0%
Danish krone	85,682	2.0
Swiss franc	105,186	2.5
U.S. dollar	4,064,677	94.5

Total Investments	$4,298,368	100.0%

See Notes to Form N-Q.

Artisan Mid Cap Value Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 97.2%

Auto Components - 3.8%
Delphi Technologies plc	2,175	$31,148
Gentex Corp.	2,996	60,541

		91,689

Banks - 9.2%
BOK Financial Corp.	456	33,422
Fifth Third Bancorp	2,726	64,153
M&T Bank Corp.	478	68,367
Pinnacle Financial Partners, Inc.	754	34,773
SunTrust Banks, Inc.	375	18,898

		219,613

Capital Markets - 1.9%
Intercontinental Exchange, Inc.	599	45,134

Chemicals - 7.5%
Axalta Coating Systems Ltd. *	2,073	48,548
Celanese Corp.	921	82,840
Nutrien Ltd. (1)	994	46,702

		178,090

Construction & Engineering - 3.6%
Fluor Corp.	1,088	35,035
Jacobs Engineering Group, Inc.	865	50,586

		85,621

Consumer Finance - 1.9%
Synchrony Financial	1,939	45,487

Diversified Consumer Services - 2.5%
H&R Block, Inc.	2,311	58,640

Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. *	805	55,526

Equity Real Estate Investment Trusts (REITs) - 3.2%
Equity Commonwealth	1,751	52,546
STORE Capital Corp.	810	22,926

		75,472

Food & Staples Retailing - 3.4%
Kroger Co. (The)	2,946	81,007

Health Care Equipment & Supplies - 2.3%
DENTSPLY SIRONA, Inc.	1,461	54,350

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	521	38,734

Insurance - 12.6%
Alleghany Corp.	56	35,110
Aon plc	348	50,513
Arch Capital Group Ltd. *	2,095	55,984
Fairfax Financial Holdings Ltd. (1)	28	12,524
Loews Corp.	851	38,736
Progressive Corp. (The)	658	39,719
Torchmark Corp.	889	66,235

		298,821

Interactive Media & Services - 5.0%
IAC/InterActiveCorp *	476	87,042
TripAdvisor, Inc. *	613	33,051

		120,093

Internet & Direct Marketing Retail - 5.2%
Expedia Group, Inc.	264	29,707
Liberty Expedia Holdings, Inc., Class A *	755	29,509
Qurate Retail, Inc. *	3,262	63,679

		122,895

Marine - 2.4%
Kirby Corp. *	844	56,883

Media - 8.6%
CBS Corp. (Non-Voting), Class B	1,194	52,221
GCI Liberty, Inc., Class A *	1,189	48,930
News Corp. (Non-Voting), Class A	3,698	41,972
Omnicom Group, Inc.	839	61,428

		204,551

Oil, Gas & Consumable Fuels - 7.0%
Apache Corp.	880	23,104
Cimarex Energy Co.	668	41,205
Devon Energy Corp.	1,506	33,939
Hess Corp.	809	32,753
Marathon Petroleum Corp.	588	34,720

		165,721

Road & Rail - 4.9%
AMERCO	199	65,453
Ryder System, Inc.	1,062	51,152

		116,605

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	738	63,303

Specialty Retail - 2.8%
AutoNation, Inc. *	1,857	66,278

Trading Companies & Distributors - 2.8%
Air Lease Corp.	2,178	65,795

TOTAL COMMON STOCKS (COST $1,841,682)		2,310,308

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	22,916	22,915
Federated Treasury Obligations Fund - Institutional Class, 2.53%	22,242	22,242
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	22,242	22,242

TOTAL SHORT-TERM INVESTMENTS (COST $67,399)		67,399

Total Investments - 100.0% (Cost $1,909,081)		2,377,707

Other Assets Less Liabilities - 0.0%(2)		569

Total Net Assets - 100.0%(3)		$2,378,276

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar
Nutrien Ltd.	Canada	U.S. dollar

(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$324,644	13.6%
Consumer Discretionary	339,502	14.3
Consumer Staples	81,007	3.4
Energy	165,721	7.0
Financials	609,055	25.6
Health Care	93,084	3.9
Industrials	324,904	13.7
Information Technology	118,829	5.0
Materials	178,090	7.5
Real Estate	75,472	3.2
Short-Term Investments	67,399	2.8

Total Investments	$2,377,707	100.0%

See Notes to Form N-Q.

Artisan Small Cap Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 99.3%

Aerospace & Defense - 10.7%
BWX Technologies, Inc.	719	$27,497
Cubic Corp.	262	14,079
Curtiss-Wright Corp.	240	24,475
HEICO Corp.	243	18,810
Teledyne Technologies, Inc. *	277	57,358

		142,219

Auto Components - 1.6%
Visteon Corp. *	362	21,848

Banks - 2.8%
Webster Financial Corp.	747	36,819

Biotechnology - 6.6%
Acceleron Pharma, Inc. *	272	11,837
Agios Pharmaceuticals, Inc. *	55	2,555
Argenx SE, ADR *(1)	178	17,085
Ascendis Pharma A/S, ADR *(1)	197	12,362
Halozyme Therapeutics, Inc. *	1,147	16,787
Neurocrine Biosciences, Inc. *	254	18,129
Radius Health, Inc. *	393	6,475
Sage Therapeutics, Inc. *	30	2,838

		88,068

Capital Markets - 1.7%
Virtu Financial, Inc., Class A	860	22,153

Chemicals - 1.4%
Ingevity Corp. *	226	18,904

Diversified Consumer Services - 4.5%
Bright Horizons Family Solutions, Inc. *	239	26,680
Chegg, Inc. *	1,183	33,627

		60,307

Electronic Equipment, Instruments & Components - 4.3%
Cognex Corp.	265	10,267
Coherent, Inc. *	67	7,083
Novanta, Inc. *	434	27,362
Rogers Corp. *	131	12,938

		57,650

Entertainment - 2.6%
World Wrestling Entertainment,
Inc., Class A	127	9,473
Zynga, Inc., Class A *	6,436	25,292

		34,765

Health Care Equipment & Supplies - 6.9%
DexCom, Inc. *	382	45,736
Glaukos Corp. *	467	26,258
Insulet Corp. *	161	12,806
Tactile Systems Technology, Inc. *	146	6,649

		91,449

Health Care Providers & Services - 1.5%
HealthEquity, Inc. *	343	20,479

Health Care Technology - 6.9%
Tabula Rasa HealthCare, Inc. *	221	14,080
Teladoc Health, Inc. *	300	14,877
Veeva Systems, Inc., Class A *	698	62,315

		91,272

Household Durables - 0.5%
Roku, Inc. *	219	6,708

Life Sciences Tools & Services - 0.8%
NeoGenomics, Inc. *	834	10,513

Machinery - 6.7%
Donaldson Co., Inc.	732	31,780
Gardner Denver Holdings, Inc. *	1,385	28,332
John Bean Technologies Corp.	392	28,146

		88,258

Media - 1.1%
New York Times Co. (The), Class A	635	14,144

Multiline Retail - 1.6%
Ollie’s Bargain Outlet Holdings, Inc. *	314	20,903

Oil, Gas & Consumable Fuels - 0.7%
Callon Petroleum Co. *	1,381	8,963

Semiconductors & Semiconductor Equipment - 4.7%
Ambarella, Inc. *	260	9,102
Cree, Inc. *	574	24,564
First Solar, Inc. *	85	3,603
Monolithic Power Systems, Inc.	213	24,802

		62,071

Software - 28.1%
ACI Worldwide, Inc. *	1,255	34,737
Benefitfocus, Inc. *	678	30,999
Blackline, Inc. *	740	30,287
Box, Inc., Class A *	881	14,874
Cision Ltd. *	1,342	15,700
Coupa Software, Inc. *	89	5,580
Guidewire Software, Inc. *	547	43,924
HubSpot, Inc. *	255	32,053
LivePerson, Inc. *	441	8,318
Proofpoint, Inc. *	254	21,291
Q2 Holdings, Inc. *	961	47,606
Tableau Software, Inc., Class A *	365	43,810
Trade Desk, Inc. (The), Class A *	63	7,259
Tyler Technologies, Inc. *	161	29,967
Zuora, Inc., Class A *	375	6,804

		373,209

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Specialty Retail - 0.7%
Floor & Decor Holdings, Inc., Class A *	335	8,679

Textiles, Apparel & Luxury Goods - 2.4%
Canada Goose Holdings, Inc. *(1)	731	31,981

Trading Companies & Distributors - 0.5%
SiteOne Landscape Supply, Inc. *	126	6,990

TOTAL COMMON STOCKS (COST $1,022,276)		1,318,352

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	2,382	2,382
Federated Treasury Obligations Fund - Institutional Class, 2.53%	2,312	2,312
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	2,312	2,312

TOTAL SHORT-TERM INVESTMENTS (COST $7,006)		7,006

Total Investments - 99.8% (Cost $1,029,282)		1,325,358

Other Assets Less Liabilities - 0.2%		2,856

Total Net Assets - 100.0% (2)		$1,328,214

Artisan Small Cap Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Abbreviation

ADR    American Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$48,909	3.7%
Consumer Discretionary	150,426	11.4
Energy	8,963	0.7
Financials	58,971	4.4
Health Care	301,781	22.8
Industrials	237,468	17.9
Information Technology	492,930	37.2
Materials	18,904	1.4
Short-Term Investments	7,006	0.5

Total Investments	$1,325,358	100.0%

See Notes to Form N-Q.

Artisan Thematic Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 90.5%

Capital Markets - 6.3%
CME Group, Inc.	20	$3,698
Intercontinental Exchange, Inc.	157	11,848

		15,546

Chemicals - 10.1%
Air Liquide SA (1)	24	2,991
Air Products & Chemicals, Inc.	69	11,049
Linde plc (1)	71	11,074

		25,114

Equity Real Estate Investment Trusts (REITs) - 7.7%
Crown Castle International Corp.	34	3,715
Equinix, Inc.	26	9,237
SBA Communications Corp. *	38	6,141

		19,093

Health Care Equipment & Supplies - 9.6%
Danaher Corp.	93	9,562
Medtronic plc	159	14,445

		24,007

IT Services - 25.5%
Automatic Data Processing, Inc.	114	15,008
Fidelity National Information Services, Inc.	183	18,809
Fiserv, Inc. *	135	9,933
InterXion Holding NV *(1)	82	4,419
Visa, Inc., Class A	89	11,800
Wirecard AG (1)(2)	24	3,629

		63,598

Life Sciences Tools & Services - 10.1%
Agilent Technologies, Inc.	121	8,195
PerkinElmer, Inc.	104	8,143
Thermo Fisher Scientific, Inc.	39	8,680

		25,018

Media - 0.2%
Ocean Outdoor Ltd. *(1)(2)(3)(4)	62	566

Professional Services - 6.0%
IHS Markit Ltd. *	313	14,995

Road & Rail - 3.0%
Canadian Pacific Railway Ltd. (1)	42	7,433

Software - 12.0%
Adobe, Inc. *	17	3,750
Bottomline Technologies DE, Inc. *	78	3,742
Microsoft Corp. (5)	61	6,236
salesforce.com, Inc. *	37	5,014
Tableau Software, Inc., Class A *	31	3,752
VMware, Inc., Class A	53	7,244

		29,738

TOTAL COMMON STOCKS (COST $232,083)		225,108

	No. of
	Contracts‡
OPTIONS PURCHASED - 1.8%

Call Options - 1.8%
Chemicals - 0.5%
Air Liquide SA (1)
1/18/2019 at EUR 92 Notional Amount: USD 1,296,946 Exchange Traded	1	1,297

Software - 1.3%
VMware, Inc.
4/18/2019 at USD 83.19 Notional Amount: USD 3,199,950 Exchange Traded	1	3,200

TOTAL OPTIONS PURCHASED (COST $3,620)		4,497

	Shares Held
SHORT-TERM INVESTMENTS - 11.6%

INVESTMENT COMPANIES - 11.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	9,862	9,862
Federated Treasury Obligations Fund - Institutional Class, 2.53%	9,572	9,572
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	9,571	9,571

TOTAL SHORT-TERM INVESTMENTS (COST $29,005)		29,005

Total Investments - 103.9% (Cost $264,708)		258,610

Other Assets Less Liabilities - (3.9%)		(9,636)

Total Net Assets - 100.0% (6)		$248,974

Artisan Thematic Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Air Liquide SA	France	Euro
Canadian Pacific Railway Ltd.	Canada	U.S. dollar
InterXion Holding NV	Netherlands	U.S. dollar
Linde plc	United Kingdom	U.S. dollar
Ocean Outdoor Ltd.	United Kingdom	U.S. dollar
Wirecard AG	Germany	Euro

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $4,195, or 1.7% of total net assets.

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $566, or 0.2% of total net assets.

(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	At December 31, 2018, all or a portion of this security was pledged to cover collateral requirements for options.
(6)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$566	0.2%
Financials	15,546	6.0
Health Care	49,025	19.0
Industrials	22,428	8.7
Information Technology	93,336	36.1
Materials	25,114	9.7
Real Estate	19,093	7.4
Options Purchased	4,497	1.7
Short-Term Investments	29,005	11.2

Total Investments	$258,610	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Euro	$7,917	3.1
U.S. dollar	250,693	96.9

Total Investments	$258,610	100.0%

Artisan Thematic Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Foreign currency forward contracts outstanding as of December 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,540	USD	1,761	JPMorgan Chase Bank N.A.	3/15/2019	$14
USD	12,137	CAD	16,288	JPMorgan Chase Bank N.A.	3/15/2019	186

Total unrealized appreciation						200

CAD	6,857	USD	5,090	JPMorgan Chase Bank N.A.	3/15/2019	(59)
USD	26,518	EUR	23,118	JPMorgan Chase Bank N.A.	3/15/2019	(129)

Total unrealized depreciation						(188)

Net unrealized appreciation						$12

CAD - Canadian Dollar

EUR - Euro

USD - United States Dollar

See Notes to Form N-Q.

Artisan Value Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

Investments	Shares Held	Value
COMMON STOCKS - 98.5%

Air Freight & Logistics - 2.8%
FedEx Corp.	65	$10,482

Auto Components - 3.1%
Cie Generale des Etablissements Michelin SCA (1)	118	11,754

Banks - 7.2%
Citigroup, Inc.	248	12,899
SunTrust Banks, Inc.	68	3,432
Wells Fargo & Co.	231	10,648

		26,979

Capital Markets - 4.9%
Goldman Sachs Group, Inc. (The)	51	8,509
Oaktree Capital Group LLC	247	9,814

		18,323

Chemicals - 9.5%
Celanese Corp.	99	8,930
DowDuPont, Inc.	193	10,347
LyondellBasell Industries NV, Class A	84	7,011
Nutrien Ltd. (1)	200	9,423

		35,711

Communications Equipment - 3.1%
Cisco Systems, Inc.	266	11,528

Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc.	136	7,955

Consumer Finance - 2.6%
Synchrony Financial	421	9,880

Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc., Class B *	94	19,260

Health Care Equipment & Supplies - 2.8%
Medtronic plc	114	10,372

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	155	6,897

Insurance - 2.5%
Chubb Ltd.	72	9,362

Interactive Media & Services - 7.6%
Alphabet, Inc. (Non-Voting), Class C *	18	18,515
Facebook, Inc., Class A *	75	9,883

		28,398

Internet & Direct Marketing Retail - 5.4%
Booking Holdings, Inc. *	6	10,628
Qurate Retail, Inc. *	497	9,699

		20,327

Media - 6.8%
CBS Corp. (Non-Voting), Class B	226	9,901
Comcast Corp., Class A	359	12,227
GCI Liberty, Inc., Class A *	78	3,212

		25,340

Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	185	4,863
Devon Energy Corp.	245	5,515
EOG Resources, Inc.	71	6,202
Hess Corp.	114	4,622
Occidental Petroleum Corp.	145	8,883

		30,085

Pharmaceuticals - 5.3%
Allergan plc	67	8,932
Sanofi(1)	127	10,974

		19,906

Semiconductors & Semiconductor Equipment - 3.1%
NXP Semiconductors NV (1)	157	11,512

Software - 2.9%
Oracle Corp.	245	11,065

Specialty Retail - 2.6%
AutoNation, Inc. *	273	9,745

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	87	13,762
Samsung Electronics Co. Ltd. (Preference)(1)(2)	347	9,889

		23,651

Trading Companies & Distributors - 3.0%
Air Lease Corp.	377	11,398

TOTAL COMMON STOCKS (COST $329,652)		369,930

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.49%	2,274	2,274
Federated Treasury Obligations Fund - Institutional Class, 2.53%	2,207	2,207
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.26%	2,207	2,207

TOTAL SHORT-TERM INVESTMENTS (COST $6,688)		6,688

Total Investments - 100.3% (Cost $336,340)		376,618

Other Assets Less Liabilities - (0.3%)		(1,108)

Total Net Assets - 100.0% (3)		$375,510

Artisan Value Fund

Schedule of Investments (continued)

December 31, 2018 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin SCA	France	Euro
Nutrien Ltd.	Canada	U.S. dollar
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro

(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at a fair value were $9,889, or 2.6% of total net assets.

(3)	Percentages for the various classifications relate to total net assets.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, voting rights may vary, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$53,739	14.2%
Consumer Discretionary	41,825	11.1
Energy	30,085	8.0
Financials	83,804	22.2
Health Care	37,175	9.9
Industrials	29,835	7.9
Information Technology	57,756	15.4
Materials	35,711	9.5
Short-Term Investments	6,688	1.8

Total Investments	$376,618	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Euro	$22,728	6.1%
Korean won	9,889	2.6
U.S. dollar	344,001	91.3

Total Investments	$376,618	100.0%

See Notes to Form N-Q.

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - December 31, 2018 (Unaudited)

As of December 31, 2018, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fifteen series and follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling

Notes to Form N-Q - (continued)

an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, equity-linked securities and foreign currency forward contracts are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2018 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$583,136	$—	$—		$583,136
Emerging Asia	619,875	274,951	—		894,826
Europe, Middle East & Africa	65,617	16,356	—		81,973
Latin America	84,928	147,340	—		232,268
Investment Companies	71,477	—	—		71,477
Total Investments	$1,425,033	$438,647	$—		$1,863,680
Emerging Markets
Common Stocks(1)
Developed Markets	$2,561	$—	$—		$2,561
Emerging Asia	15,213	14,666	—	(3)	29,879
Europe, Middle East & Africa	7,321	1,836	—		9,157
Latin America	2,182	5,566	—		7,748
Investment Companies	660	—	—		660
Total Investments	$27,937	$22,068	$—		$50,005

Notes to Form N-Q - (continued)

Global Discovery
Common Stocks(1)
Americas	$38,630	$—	$—	$38,630
Emerging Markets	2,244	1,094	—	3,338
Europe	10,514	3,853	—	14,367
Pacific Basin	3,434	1,110	—	4,544
Investment Companies	4,272	—	—	4,272
Total Investments	$59,094	$6,057	$—	$65,151
Global Equity
Common Stocks(1)
Americas	$96,809	$—	$—	$96,809
Emerging Markets	10,421	4,536	—	14,957
Europe	46,492	53,765	—	100,257
Pacific Basin	3,040	6,182	—	9,222
Investment Companies	8,600	—	—	8,600
Total Investments	$165,362	$64,483	$—	$229,845
Global Opportunities
Common Stocks(1)
Americas	$1,374,629	$—	$—	$1,374,629
Emerging Markets	161,487	—	—	161,487
Europe	439,131	265,480	—	704,611
Pacific Basin	189,011	157,818	—	346,829
Investment Companies	128,919	—	—	128,919
Total Investments	$2,293,177	$423,298	$—	$2,716,475
Global Value
Common Stocks(1)
Americas	$1,485,322	$—	$—	$1,485,322
Emerging Markets	220,027	193,554	—	413,581
Europe	545,019	363,166	—	908,185
Pacific Basin	—	35,226	—	35,226
Investment Companies	176,712	—	—	176,712
Total Investments	2,427,080	591,946	—	3,019,026
Foreign Currency Forward Contracts(2)	—	(874)	—	(874)
Total	$2,427,080	$591,072	$—	$3,018,152

Notes to Form N-Q - (continued)

High Income
Corporate Bonds(1)	$—	$2,133,224	$—		$2,133,224
Loan Participations(1)	—	566,973	—		566,973
Preferred Stocks(1)	—	2,696	695		3,391
Common Stock(1)	—	507	—		507
Corporate Bond Escrows(1)	—	—	—	(4)	— (4)
Investment Companies	76,367	—	—		76,367
Total Investments	76,367	2,703,400	695		2,780,462
Futures(2)	(1,773)	—	—		(1,773)
Total	$74,594	$2,703,400	$695		$2,778,689
International
Common Stocks(1)
Americas	$1,146,171	$—	$—		$1,146,171
Emerging Markets	604,462	371,996	—		976,458
Europe	2,886,961	4,408,075	—		7,295,036
Pacific Basin	354,455	395,280	—		749,735
Investment Companies	127,532	—	—		127,532
Total Investments	$5,119,581	$5,175,351	$—		$10,294,932
International Small-Mid
Common Stocks(1)
Americas	$45,517	$—	$—		$45,517
Emerging Markets	2,954	9,148	—		12,102
Europe	83,364	102,279	—		185,643
Middle East	13,305	—	—		13,305
Pacific Basin	3,995	69,606	—		73,601
Investment Companies	42,631	—	—		42,631
Total Investments	$191,766	$181,033	$—		$372,799
International Value
Common Stocks(1)
Americas	$2,086,755	$—	$—		$2,086,755
Emerging Markets	1,301,387	1,277,426	—		2,578,813
Europe	4,560,604	3,058,495	—		7,619,099
Pacific Basin	—	161,442	—		161,442
Investment Companies	209,235	—	—		209,235
Total Investments	8,157,981	4,497,363	—		12,655,344
Foreign Currency Forward Contracts(2)	—	(6,607)	—		(6,607)
Total	$8,157,981	$4,490,756	$—		$12,648,737

Notes to Form N-Q - (continued)

Mid Cap
Common Stocks(1)	$4,006,285	$190,868	$—	$4,197,153
Investment Companies	101,215	—	—	101,215
Total Investments	$4,107,500	$190,868	$—	$4,298,368
Mid Cap Value
Common Stocks(1)	$2,310,308	$—	$—	$2,310,308
Investment Companies	67,399	—	—	67,399
Total Investments	$2,377,707	$—	$—	$2,377,707
Small Cap
Common Stocks(1)	$1,318,352	$—	$—	$1,318,352
Investment Companies	7,006	—	—	7,006
Total Investments	$1,325,358	$—	$—	$1,325,358
Thematic
Common Stocks(1)	$220,913	$3,629	$566	$225,108
Purchased Option Contracts	4,497	—	—	4,497
Investment Companies	29,005	—		29,005
Total Investments	254,415	3,629	566	258,610
Foreign Currency Forward Contracts(2)	—	12	—	12
Total	$254,415	$3,641	$566	$258,622
Value
Common Stocks(1)	$360,041	$9,889	$—	$369,930
Investment Companies	6,688	—	—	6,688
Total Investments	$366,729	$9,889	$—	$376,618

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3)	Common stock, valued at $0.
(4)	Corporate bond escrows, valued at $0.

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2018		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bond Escrows	$—	(1)	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$695	(2)	Enterprise Value/ Earnings before interest, taxes, depreciation and amortization multiple of 9.27x determined from comparable companies less 25% discount	Valuation decrease as discount increased
Thematic Fund
Common Stock	$566	(2)	Enterprise Value/ Earnings before interest, taxes, depreciation and Enterprise Value/ Revenue multiple range of 4.24x - 4.45x determined from comparable companies	Increase

(1)	Includes one or more securities valued at $0.
(2)

The inputs used by management in estimating the fair value include pro-forma EBITDA amounts and EBITDA multiples for comparable companies. Increases or decreases in these inputs would impact the estimated value directly. In certain instances, management has also adjusted the value to reflect illiquidity or non-transferability of assets. Increases in those discounts would reduce the value of the investments.

As of December 31, 2018, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund		Thematic Fund
Balance as of September 30, 2018	$—	(1)	$4,308	(1)	$639
Transfers into Level 3	—		—		—
Net change in unrealized appreciation (depreciation)	—		(3,613)		(73)
Purchases	—		—		—
Sales	—		—		—
Realized Gain/Loss	—		—		—
Transfers out of Level 3	—		—		—

Notes to Form N-Q - (continued)

Balance as of December 31, 2018	$—	(1)	$695	(1)	$566

Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2018	$—		$(3,613)		$(73)

(1)	Includes one or more securities valued at $0.

(C) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31, 2018 (dollar values and share balances in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended December 31, 2018.

		As of 9/30/2018				Decrease in		As of 12/31/2018
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Loss	Unrealized Appreciation (Depreciation)	Dividend Income@	Share Balance	Value
International Small-Mid
	SyntheticMR AB†	299	$—	$9,545	$(1,952)	$(1,745)	$—	—	$—
International Value
	Arch Capital Group Ltd.*†	20,447	$1,467	$17,972	$(2,741)	$(59,701)	$—	19,857	$530,581
	Panalpina Welttransport Holding AG	2,295	—	6,413	(844)	(28,774)	—	2,243	298,426

	Total#		$1,467	$24,385	$(3,585)	$(88,475)	$—		$298,426

@	Net of foreign taxes withheld, if any.
*	Non-income producing security.
†	Issuer was not an affiliate as of December 31, 2018.
#	Total value as of December 31, 2018 is presented for only those issuers that were affiliates as of December 31, 2018.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	March 1, 2019

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	March 1, 2019